Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2025 HKD ($) Segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Abstract]
Allowance for expected credit losses | $	$ 232,000		$ 1,893,000	$ 533,000
Percentage of employees salaries	5.00%	5.00%
Employees salaries	$ 2,300	$ 18,000
Percentage of companies securities	10.00%	10.00%
Number of reportable segment (in Segment) | Segment	1	1